Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	$ (14,282)	$ (1,492)
Level 3 [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	(330)	(219)
SAFE [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	(9,370)	$ (1,273)
Convertible loan [Member]
Fair Value Measurement (Details) - Schedule of unobservable inputs for the asset or liability [Line Items]
Fair value	$ (4,582)